FINANCIAL INSTRUMENTS - Level 3 Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Balance, beginning of year	$ 3,528
Changes in fair value measurement, assets [abstract]
Balance, end of year	6,957	$ 3,528
Financial liabilities
Balance, beginning of year	45,869
Changes in fair value measurement, liabilities [abstract]
Balance, end of year	$ 72,738	$ 45,869
CXTD
Changes in fair value measurement, liabilities [abstract]
Proportion of ownership interests/voting rights held by the partnership	22.00%	22.00%
Level 3
Financial assets
Balance, beginning of year	$ 533	$ 1,605
Changes in fair value measurement, assets [abstract]
Additions		144
Dispositions/ Warrant exercise		(986)
Fair value gains, net and OCI		(216)
Other		(14)
Balance, end of year		533
Financial liabilities
Balance, beginning of year	836	821
Changes in fair value measurement, liabilities [abstract]
Additions		49
Dispositions/ Warrant exercise		(4)
Fair value gains, net and OCI		(30)
Other		0
Balance, end of year		836
Level 3 | IFRS 9
Financial assets
Balance, beginning of year	835
Changes in fair value measurement, assets [abstract]
Additions	201
Dispositions/ Warrant exercise	(7)
Fair value gains, net and OCI	(14)
Other	(248)
Balance, end of year	767	835
Financial liabilities
Balance, beginning of year	836
Changes in fair value measurement, liabilities [abstract]
Additions	0
Dispositions/ Warrant exercise	(2)
Fair value gains, net and OCI	4
Other	0
Balance, end of year	$ 838	$ 836